EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Schedule of participation in investments recorded using the equity method	As of December 31, the Company had the following participation in investments that are recorded using the equity method:

	2015	2014
Avance Gas	—%	11.62%

Summarized balance sheet information of equity method investees	The summarized financial statements of Avance Gas are as follows:

(in thousands $)	2014
Current assets	190,028
Non current assets	507,243
Current liabilities	23,377
Non current liabilities	165,391

Summarized statement of operations information of equity method investees

(in thousands of $)	2014	2013
Net revenues	180,406	115,000
Net operating income	88,192	23,173
Net income	81,767	11,502